Accrued liabilities and other liabilities - Schedule of Accrued liabilities and Other liabilities (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Payables and Accruals [Abstract]
Payable to third party loan companies		¥ 7,187	¥ 36,608
Payables related to repurchased employee's vested options			2,243
Government grant		1,000	2,200
Payables related to professional service fee		5,750	3,000
Others		2,169	1,096
Total	$ 2,344	16,106	45,147
Government grant		¥ 1,000	¥ 1,000